Significant accounting policies and basis of preparation (Policies)	6 Months Ended
Jun. 30, 2019
Significant Accounting Policies and Basis of Preparation [Abstract]
Statement of compliance with International Financial Reporting Standards

Statement of compliance with International Financial Reporting Standards

These interim condensed consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”). Therefore, these financial statements comply with International Accounting Standards (“IAS”) 34, Interim Financial Reporting.

These interim condensed consolidated financial statements were prepared using the same accounting policies and methods as those used in the Company’s consolidated financial statements for the year ended December 31, 2018, with the exception of new accounting policies that were adopted on January 1, 2019 as described in Note 2. These interim condensed consolidated financial statements have been prepared in compliance with IAS 34, Interim Financial Reporting. Accordingly, certain disclosures normally included in annual financial statements prepared in accordance with IFRS, as issued by the IASB, have been omitted or condensed. These interim condensed consolidated financial statements should be read in conjunction with the Company’s consolidated financial statements for the year ended December 31, 2018.

Basis of preparation

Basis of preparation

The financial statements of the Company have been prepared on an accrual basis and are based on historical costs, modified where applicable. The Company’s functional and presentation currency is Canadian dollars.

Consolidation

Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, EMV Automotive USA Inc. and Intermeccanica from the date of its acquisition on October 18, 2017. Inter-company balances and transactions, including unrealized income and expenses arising from inter-company transactions, are eliminated on consolidation.

Significant estimates and assumptions

Significant estimates and assumptions

The preparation of financial statements in accordance with IFRS requires the Company to make estimates and assumptions concerning the future. The Company’s management reviews these estimates and underlying assumptions on an ongoing basis, based on experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Revisions to estimates are adjusted for prospectively in the period in which the estimates are revised.

Estimates and assumptions where there is significant risk of material adjustments to assets and liabilities in future accounting periods include the fair value of the identifiable assets and liabilities acquired from Intermeccanica, the estimated recoverable amount of goodwill, intangible assets and other long-lived assets, the useful lives of plant and equipment, the estimated amount of scientific research and experimental development (SR&ED) tax credits, fair value measurements for financial instruments and share-based payments, and the recoverability and measurement of deferred tax assets.

Significant judgments

Significant judgments

The preparation of financial statements in accordance with IFRS requires the Company to make judgments, apart from those involving estimates, in applying accounting policies. The most significant judgments in applying the Company’s financial statements include:

-	The assessment of the Company’s ability to continue as a going concern and whether there are events or conditions that may give rise to significant uncertainty;
-	The classification of financial instruments; and
-	The calculation of income taxes require judgement in interpreting tax rules and regulations.

Financial Instruments

Financial Instruments

The Company classifies its financial instruments in the following categories: at fair value through profit or loss (“FVTPL”), at fair value through other comprehensive income (loss) (“FVTOCI”) or at amortized cost. The Company determines the classification of financial assets at initial recognition. The classification of debt instruments is driven by the Company’s business model for managing the financial assets and their contractual cash flow characteristics. Equity instruments that are held for trading are classified as FVTPL. For other equity instruments, on the day of acquisition the Company can make an irrevocable election (on an instrument-by-instrument basis) to designate them as at FVTOCI. Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL (such as instruments held for trading or derivatives) or if the Company has opted to measure them at FVTPL.

The following table shows the classification of the Company’s financial assets and liabilities

Financial assets/liabilities

Cash and cash equivalents	Amortized cost
Receivables	Amortized cost
Trade payables and accrued liabilities	Amortized cost
Shareholder loan	Amortized cost
Derivative liability	FVTPL

Financial assets and liabilities at amortized cost are initially recognized at fair value plus or minus transaction costs, respectively, and subsequently carried at amortized cost less any impairment.

Financial assets and liabilities carried at FVTPL are initially recorded at fair value and transaction costs are expensed in the consolidated statements of comprehensive loss. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets and liabilities held at FVTPL are included in the consolidated statements of comprehensive loss in the period in which they arise.

The Company recognizes a loss allowance for expected credit losses on financial assets that are measured at amortized cost. At each reporting date, the Company measures the loss allowance for the financial asset at an amount equal to the lifetime expected credit losses if the credit risk on the financial asset has increased significantly since initial recognition. If at the reporting date, the financial asset has not increased significantly since initial recognition, the Company measures the loss allowance for the financial asset at an amount equal to the twelve month expected credit losses. The Company shall recognize in the consolidated statements of comprehensive loss, as an impairment gain or loss, the amount of expected credit losses (or reversal) that is required to adjust the loss allowance at the reporting date to the amount that is required to be recognized.

The Company derecognizes financial assets only when the contractual rights to cash flows from the financial assets expire, or when it transfers the financial assets and substantially all of the associated risks and rewards of ownership to another entity. Gains and losses on derecognition are generally recognized in the consolidated statements of comprehensive loss.

Revenue from contracts with customers

Revenue from contracts with customers

Revenue is recognized to the extent that the amount of revenue can be measured reliably and collection is probable.

Part sales:

Sales of parts are recognized when the Company has transferred control to the customer which generally occurs upon shipment.

Services, repairs and support services:

Services, repairs and support services are recognized in the accounting period when the services are rendered.

Sales of custom build vehicles:

The Company manufactures and sells custom built vehicles typically on fixed fee arrangements with its customers. Revenue is recognized in the accounting period in which the services are rendered, by reference to the stage of completion. The stage of completion is determined as a percentage based on the amount of costs incurred compared to the estimated cost of completion. Revenue recognized in excess of amounts billed is recorded as accounts receivable. Amounts received in excess of work performed is recorded as deferred revenue.

Sales of electric vehicles:

The Company will be manufacturing and selling an electric powered one-seater vehicle which has not yet been commercialized. At this time, proceeds of these sales are considered to be incidental revenue and are not being made with the expectation of profit. These are sold to ‘beta’ customers who provide real-world testing and feedback on the vehicles. The revenue generated from sales are recorded against research & development expenses.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents include cash and short-term investments with original maturities of less than 90 days and are presented at cost, which approximates market value.
Customer deposits

Customer deposits

Customer deposits consist primarily of advance payments and billings in excess of costs incurred. Changes in customer deposits are primarily due to the timing difference between the Company’s performance of services and payments from customers. To determine revenue recognized from customer deposits during the reporting periods, the Company allocates revenue to individual customer deposit balances and applies revenue recognized during the reporting periods to the beginning balances of customer deposits until the revenue exceeds the balances.

Inventory

Inventory

Inventory consists of parts held for resale or for use in fixed fee contracts and is valued at the lower of cost and net realizable value. Cost is determined on the first-in, first-out basis.

Trademarks and patents	Trademarks and patents The Company expenses legal fees and filing costs associated with the development of its trademarks and patents.
Plant and equipment

Plant and equipment

Plant and equipment are stated at historical cost less accumulated depreciation and accumulated impairment losses.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. The carrying amount of the replaced asset is derecognized. All other repairs and maintenance are charged to the statement of comprehensive loss during the financial period in which they are incurred.

Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognized in the statements of comprehensive loss.

Amortization is calculated on a straight-line method to write off the cost of the assets to their residual values over their estimated useful lives. The amortization rates applicable to each category of plant and equipment are as follows:

Class of plant and equipment	Amortization rate
Furniture and equipment	20%
Computer equipment	33%
Computer software	50%
Vehicles	33%
Leasehold improvements	over term of lease
Right of use assets	over term of lease
Production tooling and molds	per unit produced

Share-based payments

Share-based payments

Share-based payments to employees are measured at the fair value of the instruments issued and amortized over the vesting periods. Share-based payments to non-employees are measured at the fair value of goods or services received or the fair value of the equity instruments issued, if it is determined the fair value of the goods or services cannot be reliably measured, and are recorded at the date the goods or services are received. The corresponding amounts are recorded to the option reserve. The fair value of options is determined using a Black–Scholes pricing model. The number of options expected to vest is reviewed and adjusted at the end of each reporting period such that the amount recognized for services received as consideration for the equity instruments granted shall be based on the number of equity instruments that eventually vest.

Loss per share

Loss per share

Basic loss per share is calculated by dividing the loss attributable to common shareholders by the weighted average number of common shares outstanding in the period. For all periods presented, the loss attributable to common shareholders equals the reported loss attributable to owners of the Company. Fully diluted loss per share is calculated by the treasury stock method. Under the treasury stock method, the weighted average number of common shares outstanding for the calculation of fully diluted loss per share assumes that the proceeds to be received on the exercise of dilutive share options and warrants are used to repurchase common shares at the average market price during the period.

Research and development expenses

Research and development expenses

Research costs are expensed when incurred and are stated net of government grants. Development costs including direct material, direct labour and contract service costs are capitalized as intangible assets when the Company can demonstrate that the technical feasibility of the project has been established; the Company intends to complete the asset for use or sale and has the ability to do so; the asset can generate probable future economic benefits; the technical and financial resources are available to complete the development; and the Company can reliably measure the expenditure attributable to the intangible asset during its development. After initial recognition, internally generated intangible assets are recorded at cost less accumulated amortization and accumulated impairment losses. These costs are amortized on a straight-line basis over the estimated useful life. To date, the Company did not have any development costs that met the capitalization criteria.

Derivative Liability

Derivative liability

The Company accounts for its warrants as either equity or liabilities based upon the characteristics and provisions of each instrument. Warrants classified as equity are recorded at fair value as of the date of issuance on the Company’s consolidated balance sheets and no further adjustments to their valuation are made. Warrants classified as derivative liabilities that require separate accounting as liabilities are recorded on the Company’s consolidated balance sheets at their fair value on the date of issuance and will be revalued on each subsequent balance sheet date until such instruments are exercised or expire, with any changes in the fair value between reporting periods recorded as other income or expense. Management estimates the fair value of these liabilities using option pricing models and assumptions that are based on the individual characteristics of the warrants or instruments on the valuation date, as well as assumptions for future financings, expected volatility, expected life, yield, and risk-free interest rate.

Change in accounting policy - Leases

Change in accounting policy - Leases

In January 2016, the IASB issued IFRS 16 Leases (“IFRS 16”), which replaced IAS 17 Leases (“IAS 17”) and related interpretations. IFRS 16 introduces a single lessee accounting model eliminating the previous distinction between finance and operating leases. IFRS 16 requires the recognition of lease-related assets and liabilities on the balance sheet, except for short-term leases and leases of low value underlying assets. Lessor accounting remained substantially unchanged.

The Company adopted IFRS 16 on January 1, 2019. The comparative information has not been restated and continues to be reported under IAS 17 and IFRIC 4 Determining whether an Arrangement contains a Lease. In calculating the lease liability at this date, the Company has chosen to apply a practical expedient in IFRS 16 that allows for lease and non-lease components of a contract to be combined as a single lease component. This expedient has been applied to all contracts which have been identified to contain a lease per IFRS 16.

The adoption of IFRS 16 resulted in an increase of $2.1 million in total assets and total liabilities each for recognition of right-of-use assets and lease liabilities, respectively, and had no impact to opening retained earnings as at January 1, 2019.

When measuring lease liabilities, the Company discounted lease payments using its incremental borrowing rate at Jan 1, 2019 of 5%-10%.

Operating lease commitment at December 31, 2018 as disclosed in the Company’s consolidated financial statement	$2,148,834
Discounted using the incremental borrowing rate at January 1, 2019	178,677
Finance lease liabilities recognized at December 31, 2018	1,970,157
Extension options reasonably certain to be exercised	136,809
Lease liabilities recognized at January 1, 2019	$2,106,966

Impairment of assets

Impairment of assets

The carrying amount of the Company’s long-lived assets with finite useful lives (which include plant and equipment and intangible assets) is reviewed at each reporting date to determine whether there is any indication of impairment. If such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss. An impairment loss is recognized whenever the carrying amount of an asset or its cash generating unit exceeds its recoverable amount. Impairment losses are recognized in the statement of comprehensive loss.

The recoverable amount of assets is the greater of an asset’s fair value less cost to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects the current market assessments of the time value of money and the risks specific to the asset. For an asset that does not generate cash inflows largely independent of those from other assets, the recoverable amount is determined for the cash-generating unit to which the asset belongs.

An impairment loss is only reversed if there is an indication that the impairment loss may no longer exist and there has been a change in the estimates used to determine the recoverable amount. Any reversal of impairment cannot increase the carrying value of the asset to an amount higher than the carrying amount that would have been determined had no impairment loss been recognized in previous years.

Goodwill and other intangible assets that have an indefinite useful life are not subject to amortization and are tested annually for impairment, or more frequently if indicators of impairment exist.

Income taxes

Income taxes

Current income tax:

Current income tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date, in the countries where the Company operates and generates taxable income. Current income tax relating to items recognized directly in other comprehensive income or equity is recognized in other comprehensive income or equity and not in profit or loss. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Tax Credits:

The Company earns SR&ED tax credits with respect to its research and development expenses. The benefit of these SR&ED tax credits is recorded as a reduction of research and development expenses when their recoverability is reasonably expected. The SR&ED tax credits earned while the Company was Canadian Controlled Private Corporation are refundable to the Company and are recorded as a receivable, while the tax credits earned now that the Company is a public company (as defined under Canadian tax laws) can be used to reduce future Canadian income taxes payable.

Deferred income tax:

Deferred income tax is recognized, using the asset and liability method, on temporary differences at the reporting date arising between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes. The carrying amount of deferred income tax assets is reviewed at the end of each reporting period and recognized only to the extent that it is probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized. Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period. Deferred income tax assets and deferred income tax liabilities are offset if a deferred income taxes relate to the same taxable entity and the same taxation authority.